INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (63,258)	$ (137,018)	$ (91,329)
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical tax benefit	$ (14,549)	$ (31,514)	$ (21,006)
Excess tax benefits related to share-based compensation	(3,817)	(1,817)	(4,424)
Non-deductible expenses	2,963	6,325	3,988
Valuation allowance	3,320	1,538	1,896
Unrecognized tax benefits	3,155	(1,914)	(1,638)
Foreign and preferred enterprise tax rates differential	12,826	18,450	12,171
Prior years and others	(652)	2,282	1,630
Income tax expense (tax benefit)	$ 3,246	$ (6,650)	$ (7,383)